Virtus KAR Capital Growth Fund, Virtus KAR Mid-Cap Growth Fund and

Virtus Tactical Allocation Fund (the “Funds”), each a series of Virtus Equity Trust

Supplement dated September 29, 2023 to the Summary Prospectuses for the Funds and the Virtus Equity Trust

Statutory Prospectus, each dated January 27, 2023, as supplemented

Important Notice to Investors

Effective October 1, 2023, Noran Eid will be added as a portfolio manager of Virtus KAR Capital Growth Fund, Virtus KAR Mid-Cap Growth Fund and Virtus Tactical Allocation Fund.

The following disclosure will be added under “Portfolio Management” in the summary prospectuses for each Fund, and in the summary section of the Funds’ statutory prospectus:

> Noran Eid, Portfolio Manager and Senior Research Analyst at KAR. Ms. Eid has served as a Portfolio Manager of the fund since October 2023.

In the Management of the Funds section under “Portfolio Management” on page 88 of the Funds’ statutory prospectus, the rows for the Funds in the table under the subheading “KAR” will be replaced with the following:

Virtus KAR Capital Growth Fund	Chris Armbruster, CFA (since January 2020) Noran Eid (since October 2023) Doug Foreman, CFA (since 2011)
Virtus KAR Mid-Cap Growth Fund	Chris Armbruster, CFA (since January 2020) Noran Eid (since October 2023) Doug Foreman, CFA (since 2012)
Virtus Tactical Allocation Fund (equity portion only)	Chris Armbruster, CFA (since October 2020) Noran Eid (since October 2023) Doug Foreman, CFA (since September 2016) Hyung Kim (since June 2019) Craig Thrasher, CFA (since June 2019)

The portfolio manager biographies under the referenced table will be amended by adding the following for Noran Eid:

Noran Eid. Ms. Eid is a Portfolio Manager and Senior Research Analyst with primary research responsibilities for mid-cap growth and large-cap portfolios in the consumer discretionary, information technology, and health care sectors. Before joining KAR in May 2018, Ms. Eid was an investment analyst with Sands Capital Management from (2013 to 2017). She has approximately 11 years of equity research experience.

In the Management of the Funds section under “Portfolio Management” on page 89 of the Funds’ statutory prospectus, the row for the Virtus Tactical Allocation Fund in the table under the subheading “Newfleet” will be replaced with the following, correcting a typographical error:

Virtus Tactical Allocation Fund (fixed income portion only)	David L. Albrycht, CFA (since 2011) Stephen H. Hooker, CFA (since October 2020)

All other disclosures concerning the Funds, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019 KAR PM Addition (9/2023)

Virtus KAR Capital Growth Fund, Virtus KAR Mid-Cap Growth Fund and

Virtus Tactical Allocation Fund (the “Funds”), each a series of Virtus Equity Trust

Supplement dated September 29, 2023 to the Virtus Equity Trust Statement of Additional Information

(“SAI”) dated January 27, 2023, as supplemented

Important Notice to Investors

Effective October 1, 2023, Noran Eid will be added as a portfolio manager of Virtus KAR Capital Growth Fund, Virtus KAR Mid-Cap Growth Fund and Virtus Tactical Allocation Fund.

The disclosure in the table under “Portfolio Managers” beginning on page 91 of the SAI will be amended by adding Ms. Eid in the rows for Virtus KAR Capital Growth Fund and Virtus KAR Mid-Cap Growth Fund and in the row for Virtus Tactical Allocation Fund (equity portion only) .

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 92 of the SAI will be amended by adding a row showing the information for Ms. Eid to reflect the following information and associated footnotes:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Noran Eid (*)(**)	0	N/A	0	N/A	1	$3.0 million

(*) These investment professionals function as a team and are not segregated along product lines or by client type. The portfolio managers work on all core equity products and the data shown for these managers reflects firm-level numbers of accounts and assets under management segregated by investment vehicle type.

(**) As of August 31, 2023. Ms. Eid became a Portfolio Manager of the Capital Growth Fund, Mid-Cap Growth Fund and Tactical Allocation Fund effective October 1, 2023.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 94 of the SAI will be amended adding rows showing the information for Ms. Eid to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
Noran Eid (**)	Capital Growth Fund	None	None
	Mid-Cap Growth Fund	None	None
	Tactical Allocation Fund	None	None

(**) As of August 31, 2023. Ms. Eid became a Portfolio Manager of the Capital Growth Fund, Mid-Cap Growth Fund and Tactical Allocation Fund effective October 1, 2023.

Investors should retain this supplement with the SAI for future reference.

VET 8019B KAR PM Addition (9/2023)